Schedule of Future Minimum Lease Commitments (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Lessee, Operating Lease, Liability, to be Paid, Fiscal Year Maturity [Abstract]
Operating Leases, 2025	$ 1,104
Operating Leases, 2025	1,507	$ 1,463
Operating Leases, 2026	485	1,505
Operating Leases, 2027	3	485
Operating Leases, 2028		2
Operating Leases, 2030 and thereafter
Operating Leases, Total minimum lease payments	3,099	3,455
Operating Leases, Less: amounts representing interest	(324)	(406)
Total operating lease liabilities	2,775	3,049	$ 4,072
Finance Lease, Liability, to be Paid, Fiscal Year Maturity [Abstract]
Financing Leases, 2025	67
Financing Leases, 2025	87	88
Financing Leases, 2026	51	85
Financing Leases, 2027	34	51
Financing Leases, 2028		34
Financing Leases, 2030 and thereafter
Financing Leases, Total minimum lease payments	239	258
Financing Leases, Less: amounts representing interest	(41)	(47)
Total financing lease liabilities	$ 198	211	$ 297
Operating Leases, 2029
Financing Leases, 2029
Operating Leases, 2030 and thereafter
Financing Leases, 2030 and thereafter